Investment securities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investment securities
Investment securities	¥ 5,844,322	¥ 3,621,637
Allowance for credit losses	3,739	0
Short-term investments
Investment securities
Assets pledged to secure notes payable	0	432,753
Long-term investment securities | Held-to-maturity
Investment securities
Investment securities	2,851,966
Long-term investment securities | Available-for-sale
Investment securities
Investment securities	557,492
Short-term investments
Investment securities
Investment securities	¥ 2,434,864	¥ 3,621,637